Condensed Consolidated Statements of Income - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Revenues:
Total revenues	¥ 1,564,497	¥ 1,403,633
Expenses:
Interest expense	93,811	83,717
Costs of operating leases	201,850	192,799
Life insurance costs	220,628	166,863
Costs of goods and real estate sold	154,612	139,155
Services expense	305,228	290,952
Other (income) and expense	401	10,902
Selling, general and administrative expenses	332,954	314,225
Provision for credit losses	9,989	7,319
Write-downs of long-lived assets	1,397	506
Write-downs of securities	749	223
Total expenses	1,321,619	1,206,661
Operating Income	242,878	196,972
Equity in Net Income of Equity method investments	50,406	28,516
Gains on Sales of Subsidiaries and Equity method investments and Liquidation Losses, net	98,198	31,503
Income before Income Taxes	391,482	256,991
Provision for Income Taxes	116,622	74,862
Net Income	274,860	182,129
Net Income (Loss) Attributable to the Noncontrolling Interests	3,691	(973)
Net Income Attributable to the Redeemable Noncontrolling Interests	73	156
Net Income Attributable to ORIX Corporation Shareholders	¥ 271,096	¥ 182,946
Basic:
Net Income Attributable to ORIX Corporation Shareholders	¥ 240.42	¥ 159.42
Diluted:
Net Income Attributable to ORIX Corporation Shareholders	¥ 239.91	¥ 159.15
Finance revenues
Revenues:
Total revenues	¥ 177,350	¥ 164,734
Gains on investment securities and dividends
Revenues:
Total revenues	37,697	6,550
Operating leases
Revenues:
Total revenues	309,624	310,848
Life insurance premiums and related investment income
Revenues:
Total revenues	299,708	233,808
Sales of goods and real estate
Revenues:
Total revenues	206,964	190,874
Services income
Revenues:
Total revenues	¥ 533,154	¥ 496,819